Average Annual Total Returns - FS Multi-Strategy Alternatives Fund	Apr. 30, 2021	Apr. 29, 2021
Class A
Average Annual Return:
1 Year	(9.48%)
Since Inception	(1.37%)
Class A | indexBofAMerrillLynchUS3MonthTBill [Member]
Average Annual Return:
1 Year	0.67%
Since Inception	1.51%
Class A | indexHFRXGlobalHedgeFundIndex [Member]
Average Annual Return:
1 Year	6.81%
Since Inception	3.17%
Class I
Average Annual Return:
1 Year	(3.65%)
Since Inception	0.48%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year		(3.93%)
Since Inception		0.11%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.05%)
Since Inception	0.23%
Class I | indexBofAMerrillLynchUS3MonthTBill [Member]
Average Annual Return:
1 Year	0.67%
Since Inception	1.51%
Class I | indexHFRXGlobalHedgeFundIndex [Member]
Average Annual Return:
1 Year	6.81%
Since Inception	3.17%